Employee Savings Plan	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Employee Savings Plan

20.         Employees Savings Plan

The Company sponsors a 401(k) savings plan for its US employees. Employees may voluntarily contribute up to 75% of their annual compensation, including bonus. The Company matches 100% of the employee's contribution, up to 4% of their annual compensation, which vests immediately. Company's expense for matching contributions under the plans was $738,000, $3,758,000, $4,137,000 and $4,179,000, for October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, respectively.

The Company has deferred compensation plans for its UK and Asia employees. Employer contributions to the plans were $423,000, $1,113,000,  $1,242,000 and $1,181,000 for October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, respectively.